JPMORGAN TRUST I

277 PARK AVENUE

NEW YORK, NEW YORK 10172

July 24, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

RE:	JPMorgan Trust I (the “Trust”), on behalf of the
Class A, Class C and Class I Shares of the JPMorgan SmartRetirement 2060 Fund
File Nos. 333-103022 and 811-21295

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933, exhibits containing interactive data format risk/return summary information for the Fund. These exhibits contain the risk/return summary information in the prospectus for the Fund dated November 1, 2018, as supplemented July 15, 2019. The purpose of this filing is to submit the XBRL information from the Rule 497 filing dated July 15, 2019 for the Fund.

Please contact the undersigned at 212-648-0919 if you have any questions concerning this filing.

Very truly yours,

/s/ Carmine Lekstutis

Carmine Lekstutis

Assistant Secretary

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase